WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited)	March 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - 106.5%
Adjustable Rate Mortgage Trust, 2005-5 1A1	3.679%	9/25/35	$121,872	$91,175	(b)
Adjustable Rate Mortgage Trust, 2005-7 2A21	3.998%	10/25/35	289,886	245,524	(b)
Adjustable Rate Mortgage Trust, 2005-12 5A1 (1 mo. USD LIBOR + 0.500%)	1.447%	3/25/36	234,905	111,331	(b)
Aegis Asset Backed Securities Trust, 2005-3 M3 (1 mo. USD LIBOR + 0.490%)	1.437%	8/25/35	3,460,000	2,044,047	(b)
AFC Trust, 2000-3 1A (1 mo. USD LIBOR + 0.750%)	1.697%	10/25/30	846,662	765,901	(b)(c)
Alternative Loan Trust, 2005-11CB 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	4.053%	6/25/35	1,611,113	239,743	(b)
Alternative Loan Trust, 2005-14 3A1	2.698%	5/25/35	179,100	123,602	(b)
Alternative Loan Trust, 2005-36 4A1	3.967%	8/25/35	301,684	269,110	(b)
Alternative Loan Trust, 2005-J10 1A1 (1 mo. USD LIBOR + 0.500%)	1.447%	10/25/35	842,894	590,791	(b)
Alternative Loan Trust, 2006-HY10 1A1	3.192%	5/25/36	284,246	226,849	(b)
Alternative Loan Trust, 2006-J8 A5	6.000%	2/25/37	97,976	59,458
Alternative Loan Trust, 2007-3T1 2A1	6.000%	3/25/27	133,598	138,090
Alternative Loan Trust, 2007-23CB A8 (-4.000 x 1 mo. USD LIBOR + 28.400%)	24.613%	9/25/37	510,000	736,533	(b)
Alternative Loan Trust, 2007-OA8 1A1 (1 mo. USD LIBOR + 0.180%)	1.127%	6/25/47	1,152,035	859,240	(b)
American Home Mortgage Assets Trust, 2005-2 2A1A	3.472%	1/25/36	874,318	617,010	(b)
American Home Mortgage Investment Trust, 2007-2 2A (1 mo. USD LIBOR + 0.800%)	1.747%	3/25/47	12,735,445	604,904	(b)
American Home Mortgage Investment Trust, 2007-A 4A (1 mo. USD LIBOR + 0.900%)	1.847%	7/25/46	1,875,144	757,800	(b)(c)
Banc of America Alternative Loan Trust, 2005-9 1CB5, IO (-1.000 x 1 mo. USD LIBOR + 5.100%)	4.153%	10/25/35	2,469,238	308,547	(b)
Banc of America Funding Corp., 2015-R3 2A2	1.757%	2/27/37	2,618,947	2,071,830	(b)(c)
Banc of America Funding Trust, 2004-B 6A1	2.529%	12/20/34	364,798	260,268	(b)
Banc of America Funding Trust, 2004-C 3A1	4.006%	12/20/34	337,404	286,540	(b)
Banc of America Funding Trust, 2006-D 2A1	3.499%	5/20/36	36,030	29,034	(b)
Banc of America Funding Trust, 2006-F 1A1	4.255%	7/20/36	142,261	124,491	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	1

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Banc of America Funding Trust, 2014-R5 1A2 (6 mo. USD LIBOR + 1.500%)	3.076%	9/26/45	$3,750,000	$2,520,551	(b)(c)
Banc of America Funding Trust, 2015-R4 4A3	9.506%	1/27/30	11,747,845	5,265,102	(b)(c)(d)
Banc of America Funding Trust, 2015-R2 9A2	2.159%	3/27/36	4,479,440	3,580,368	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M1 (1 mo. USD LIBOR + 0.800%)	2.461%	3/25/37	2,103,710	1,904,089	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M2 (1 mo. USD LIBOR + 0.900%)	2.561%	3/25/37	2,561,183	2,330,539	(b)(c)
Bayview Financial Asset Trust, 2007-SR1A M3 (1 mo. USD LIBOR + 1.150%)	2.811%	3/25/37	1,160,380	1,069,912	(b)(c)
BCAP LLC Trust, 2011-RR2 1A4	4.448%	7/26/36	3,434,066	2,215,508	(b)(c)
Bear Stearns ALT-A Trust, 2005-9 25A1	3.981%	11/25/35	260,083	204,104	(b)
Bear Stearns Asset Backed Securities I Trust, 2005-CL1 A1 (1 mo. USD LIBOR + 0.500%)	1.578%	9/25/34	54,429	51,780	(b)
Bellemeade Re Ltd., 2017-1 B1 (1 mo. USD LIBOR + 4.750%)	5.697%	10/25/27	1,070,000	768,494	(b)(c)
Bellemeade Re Ltd., 2018-1A M2 (1 mo. USD LIBOR + 2.900%)	3.847%	4/25/28	510,000	523,648	(b)(c)
Chase Mortgage Finance Trust, 2006-S3 2A1	5.500%	11/25/21	155,942	93,431
ChaseFlex Trust, 2005-2 3A3, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	4.553%	6/25/35	8,383,477	1,840,722	(b)
Chevy Chase Funding LLC Mortgage-Backed Certificates, 2006-2A A1 (1 mo. USD LIBOR + 0.130%)	1.077%	4/25/47	105,782	90,225	(b)(c)
CHL Mortgage Pass-Through Trust, 2005-2 2A1 (1 mo. USD LIBOR + 0.640%)	1.587%	3/25/35	66,193	57,151	(b)
CHL Mortgage Pass-Through Trust, 2005-9 1A1 (1 mo. USD LIBOR + 0.600%)	1.547%	5/25/35	85,255	65,728	(b)
CHL Mortgage Pass-Through Trust, 2005-11 3A3	2.786%	4/25/35	353,257	256,005	(b)
CHL Mortgage Pass-Through Trust, 2005-11 6A1 (1 mo. USD LIBOR + 0.600%)	1.547%	3/25/35	55,854	42,804	(b)
CHL Mortgage Pass-Through Trust, 2005-18 A7 (-2.750 x 1 mo. USD LIBOR +19.525%)	16.922%	10/25/35	16,342	21,256	(b)
CHL Mortgage Pass-Through Trust, 2005- HY10 1A1	4.138%	2/20/36	80,810	64,690	(b)

See Notes to Schedule of Investments.

2	Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
CHL Mortgage Pass-Through Trust, 2005- HYB9 1A1 (12 mo. USD LIBOR + 1.750%)	3.939%	2/20/36	$128,324	$105,315	(b)
Citicorp Mortgage Securities Trust, 2007-8 B1	5.976%	9/25/37	2,846,789	1,591,121	(b)
Citigroup Mortgage Loan Trust, 2006-AR5 2A1A	3.299%	7/25/36	272,684	179,127	(b)
Citigroup Mortgage Loan Trust, 2008-3 A3	6.100%	4/25/37	5,873,298	2,845,037	(c)
Citigroup Mortgage Loan Trust Inc., 2004- HYB3 1A	4.656%	9/25/34	46,476	39,683	(b)
Citigroup Mortgage Loan Trust Inc., 2004- UST1 A2	3.012%	8/25/34	21,822	19,057	(b)
Citigroup Mortgage Loan Trust Inc., 2005-5 1A5	3.214%	8/25/35	134,035	99,752	(b)
Countrywide Asset-Backed Certificates Trust, 2006-SD3 A1 (1 mo. USD LIBOR + 0.330%)	1.277%	7/25/36	449,753	413,089	(b)(c)
Countrywide Asset-Backed Certificates Trust, 2007-SEA1 1A1 (1 mo. USD LIBOR + 0.550%)	1.497%	5/25/47	422,571	328,853	(b)(c)
Credit-Based Asset Servicing & Securitization LLC, 2006-SL1 A3 (1 mo. USD LIBOR + 0.440%)	1.387%	9/25/36	3,850,450	440,414	(b)(c)
CSFB Mortgage-Backed Pass-Through Certificates, 2005-10 3A3	5.500%	11/25/35	296,406	225,170
CSMC Resecuritization Trust, 2006-1R 1A2 (-2.750 x 1 mo. USD LIBOR + 19.525%)	16.887%	7/27/36	483,116	595,754	(b)(c)
CSMC Trust, 2010-18R 6A5	3.894%	9/28/36	2,133,000	2,117,702	(b)(c)(d)
CSMC Trust, 2014-11R 9A2 (1 mo. USD LIBOR + 0.140%)	1.767%	10/27/36	4,453,765	3,198,690	(b)(c)
CSMC Trust, 2015-2R 7A2	3.851%	8/27/36	3,720,760	2,475,568	(b)(c)
CSMC Trust, 2017-RPL1 B1	3.074%	7/25/57	3,052,442	2,102,134	(b)(c)
CSMC Trust, 2017-RPL1 B2	3.074%	7/25/57	3,501,991	2,000,498	(b)(c)(d)
CSMC Trust, 2017-RPL1 B3	3.074%	7/25/57	2,977,486	1,336,046	(b)(c)(d)
CSMC Trust, 2017-RPL1 B4	3.074%	7/25/57	3,366,109	521,346	(b)(c)
CWABS Revolving Home Equity Loan Trust, 2004-L 2A (1 mo. USD LIBOR + 0.280%)	0.985%	2/15/34	57,338	52,527	(b)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 2PO, PO	0.000%	4/15/36	22,417	15,492	(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS1, IO	7.480%	4/15/36	248,498	51,547	(b)(c)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	3

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 4AS2, IO	12.644%	4/15/36	$236,728	$82,301	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS1, IO	8.125%	4/15/36	76,613	24,649	(b)(c)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2006-PR1 5AS3, IO	6.000%	4/15/36	278,442	63,559	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 B, PO	0.000%	9/25/55	12,363,211	722,951	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 BIO, IO	0.667%	9/25/55	29,598,303	2,717,835	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2016-1 XSIO, IO	0.075%	9/25/55	209,793,703	803,929	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 B, PO	0.000%	8/25/56	11,552,822	1,264,696	(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 BIO, IO	1.002%	8/25/56	19,561,588	1,919,800	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 M1	4.000%	8/25/56	1,170,000	1,089,834	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2017-2 XSIO, IO	0.075%	8/25/56	503,777,366	1,568,259	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2019-2 M	4.750%	8/25/58	681,000	536,191	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Seasoned Credit Risk Transfer Trust, 2020-1 BXS	7.043%	8/25/59	4,100,000	2,683,606	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2019-DNA1 B2 (1 mo. USD LIBOR + 10.750%)	11.697%	1/25/49	1,500,000	885,972	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HQA2 B2 (1 mo. USD LIBOR + 11.000%)	11.947%	10/25/48	3,000,000	1,808,471	(b)(c)

See Notes to Schedule of Investments.

4	Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA2 B (1 mo. USD LIBOR + 10.500%)	11.447%	10/25/28	$495,278	$342,304	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA1 B2 (1 mo. USD LIBOR + 10.000%)	10.947%	7/25/29	2,653,506	1,575,669	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2017-DNA2 B2 (1 mo. USD LIBOR + 11.250%)	12.197%	10/25/29	1,778,591	1,143,951	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP1 B2 (1 mo. USD LIBOR + 11.750%)	12.697%	4/25/43	5,631,411	3,187,254	(b)(c)(d)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-HRP2 B2 (1 mo. USD LIBOR + 10.500%)	11.447%	2/25/47	3,530,000	1,953,156	(b)(c)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA3 B (1 mo. USD LIBOR + 11.250%)	12.197%	12/25/28	1,030,873	731,946	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2016-DNA4 B (1 mo. USD LIBOR + 8.600%)	9.547%	3/25/29	1,582,920	997,956	(b)
Federal Home Loan Mortgage Corp. (FHLMC) Structured Agency Credit Risk Debt Notes, 2018-SPI4 B	4.461%	11/25/48	4,874,660	1,614,627	(b)(c)
Federal National Mortgage Association (FNMA), 2012-134 LS, IO (-1.000 x 1 mo. USD LIBOR + 6.150%)	5.203%	12/25/42	2,733,376	480,177	(b)
Federal National Mortgage Association (FNMA) - CAS, 2016-C01 1B (1 mo. USD LIBOR + 11.750%)	12.697%	8/25/28	1,872,041	1,329,245	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C04 1B (1 mo. USD LIBOR + 10.250%)	11.197%	1/25/29	2,628,388	1,863,165	(b)(c)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	5

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Federal National Mortgage Association (FNMA) - CAS, 2016-C06 1B (1 mo. USD LIBOR + 9.250%)	10.197%	4/25/29	$3,531,098	$2,149,686	(b)(c)(d)
Federal National Mortgage Association (FNMA) - CAS, 2016-C02 1B (1 mo. USD LIBOR + 12.250%)	13.197%	9/25/28	2,344,790	1,700,960	(b)(c)
Federal National Mortgage Association (FNMA) - CAS, 2016-C03 1B (1 mo. USD LIBOR + 11.750%)	12.697%	10/25/28	1,657,938	1,169,489	(b)(c)
First Horizon Alternative Mortgage Securities Trust, 2005-AA6 3A1	3.466%	8/25/35	563,393	462,902	(b)
First Horizon Alternative Mortgage Securities Trust, 2006-FA6 2A1, PAC	6.250%	11/25/36	92,750	55,418
GS Mortgage Securities Corp. II, 2000-1A A (1 mo. USD LIBOR + 0.350%)	2.465%	3/20/23	29,347	29,450	(b)(c)
GSAA Resecuritization Mortgage Trust, 2005-R1 1A2, IO (-1.000 x 1 mo. USD LIBOR + 5.000%)	4.053%	4/25/35	2,196,073	214,848	(b)(c)
GSMPS Mortgage Loan Trust, 2005-RP1 1A4	8.500%	1/25/35	54,353	58,389	(c)
GSMPS Mortgage Loan Trust, 2006-RP1 1A2	7.500%	1/25/36	358,124	353,804	(c)
HarborView Mortgage Loan Trust, 2006-2 1A	4.216%	2/25/36	17,761	9,050	(b)
Home Equity Mortgage Trust, 2006-1 A3 (1 mo. USD LIBOR + 0.500%)	1.447%	5/25/36	3,500,000	1,331,771	(b)
HSI Asset Loan Obligation Trust, 2007-AR1 4A1	4.620%	1/25/37	117,766	86,993	(b)
Impac CMB Trust, 2004-8 1A (1 mo. USD LIBOR + 0.720%)	1.667%	10/25/34	287,847	259,318	(b)
IndyMac INDA Mortgage Loan Trust, 2005-AR2 1A1	3.246%	1/25/36	71,193	55,511	(b)
IndyMac INDX Mortgage Loan Trust, 2004-AR13 1A1	3.088%	1/25/35	61,056	54,883	(b)
IndyMac INDX Mortgage Loan Trust, 2005-AR15 A2	3.558%	9/25/35	59,778	45,451	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR7 5A1	3.655%	5/25/36	245,072	185,782	(b)
IndyMac INDX Mortgage Loan Trust, 2006-AR9 3A3	3.612%	6/25/36	313,655	277,908	(b)

See Notes to Schedule of Investments.

6	Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
IndyMac INDX Mortgage Loan Trust, 2006-AR11 1A1	4.143%	6/25/36	$374,607	$295,810	(b)
JPMorgan Alternative Loan Trust, 2007-A1 3A1	3.665%	3/25/37	311,272	266,503	(b)
JPMorgan Mortgage Trust, 2005-S3 1A1	6.500%	1/25/36	787,017	600,576
JPMorgan Mortgage Trust, 2007-S2 3A2	6.000%	6/25/37	55,334	53,124
JPMorgan Mortgage Trust, 2007-S2 3A3	6.500%	6/25/37	23,596	22,912
JPMorgan Mortgage Trust, 2007-S3 1A18 (1 mo. USD LIBOR + 0.500%)	1.447%	8/25/37	2,417,123	881,771	(b)
Legacy Mortgage Asset Trust, 2019-GS2 A2	4.250%	1/25/59	4,520,000	4,103,803	(c)(d)
Lehman Mortgage Trust, 2006-3 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	4.453%	7/25/36	5,577,187	1,527,775	(b)
Lehman Mortgage Trust, 2006-7 1A3, IO (-1.000 x 1 mo. USD LIBOR + 5.350%)	4.403%	11/25/36	5,166,681	1,184,450	(b)
Lehman Mortgage Trust, 2006-7 1A8 (1 mo. USD LIBOR + 0.180%)	1.127%	11/25/36	3,776,942	1,968,068	(b)
Lehman Mortgage Trust, 2006-7 3A2, IO (-1.000 x 1 mo. USD LIBOR + 7.150%)	6.203%	11/25/36	5,363,637	1,762,442	(b)
Lehman Mortgage Trust, 2007-5 2A3 (1 mo. USD LIBOR + 0.330%)	1.277%	6/25/37	2,934,106	405,800	(b)
Lehman XS Trust, 2006-19 A4 (1 mo. USD LIBOR + 0.170%)	1.117%	12/25/36	584,532	442,429	(b)
MASTR Adjustable Rate Mortgages Trust, 2004-12 5A1	4.582%	10/25/34	59,311	54,860	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-2 4A1	4.469%	2/25/36	10,838	10,476	(b)
MASTR Adjustable Rate Mortgages Trust, 2006-OA1 1A1 (1 mo. USD LIBOR + 0.210%)	1.157%	4/25/46	219,898	180,926	(b)
MASTR Reperforming Loan Trust, 2005-1 1A4	7.500%	8/25/34	59,417	43,660	(c)
Merrill Lynch Mortgage Investors Trust, 2006-A1 2A1	3.656%	3/25/36	537,050	339,031	(b)
Morgan Stanley ABS Capital I Trust Inc., 2003-NC10 M2 (1 mo. USD LIBOR + 2.700%)	3.647%	10/25/33	16,850	14,881	(b)
Morgan Stanley Mortgage Loan Trust, 2006-8AR 1A2 (1 mo. USD LIBOR + 0.140%)	1.087%	6/25/36	235,936	77,392	(b)
Morgan Stanley Mortgage Loan Trust, 2007-5AX 2A3 (1 mo. USD LIBOR + 0.230%)	1.177%	2/25/37	1,826,530	731,720	(b)
Morgan Stanley Mortgage Loan Trust, 2007-15AR 4A1	3.441%	11/25/37	526,746	441,626	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	7

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Morgan Stanley Re-REMIC Trust, 2015-R2 1B (Federal Reserve U.S. 12 mo. Cumulative Avg 1 Year CMT + 0.710%)	2.763%	12/27/46	$922,081	$648,439	(b)(c)
Mortgage Insurance-Linked Notes, 2020-1 M2B (1 mo. USD LIBOR + 2.250%)	3.197%	2/25/30	2,345,000	1,522,592	(b)(c)
Multifamily CAS Trust, 2019-01 CE (1 mo. USD LIBOR + 8.750%)	9.697%	10/15/49	2,500,000	2,348,376	(b)(c)(d)
Multifamily CAS Trust, 2020-01 CE (1 mo. USD LIBOR + 7.500%)	8.112%	3/25/50	1,500,000	1,218,773	(b)(c)
New Century Home Equity Loan Trust, 2004-3 M3 (1 mo. USD LIBOR + 1.065%)	2.012%	11/25/34	507,546	486,596	(b)
New Residential Mortgage Loan Trust, 2019-6A A1IB, IO	0.500%	9/25/59	44,252,337	527,532	(b)(c)(d)
Nomura Resecuritization Trust, 2014-5R 1A9	7.067%	6/26/35	1,764,462	1,720,489	(b)(c)(d)
PMT Credit Risk Transfer Trust, 2019-2R A (1 mo. USD LIBOR + 2.750%)	4.363%	5/27/23	2,915,205	2,758,417	(b)(c)(d)
Popular ABS Mortgage Pass-Through Trust, 2005-5 MV2 (1 mo. USD LIBOR + 0.630%)	1.577%	11/25/35	2,119,124	1,404,976	(b)
Provident Home Equity Loan Trust, 2000-2 A1 (1 mo. USD LIBOR + 0.540%)	1.487%	8/25/31	768,265	609,393	(b)
RAAC Trust, 2006-RP3 A (1 mo. USD LIBOR + 0.270%)	1.217%	5/25/36	291,708	283,495	(b)(c)
RALI Trust, 2005-QA3 CB4	4.066%	3/25/35	1,513,478	827,284	(b)
RALI Trust, 2006-QA1 A11	4.240%	1/25/36	349,145	258,406	(b)
RALI Trust, 2006-QA4 A (1 mo. USD LIBOR + 0.180%)	1.127%	5/25/36	253,764	212,530	(b)
RALI Trust, 2006-QO2 A1 (1 mo. USD LIBOR + 0.220%)	1.167%	2/25/46	193,491	47,702	(b)
RALI Trust, 2007-QA2 A1 (1 mo. USD LIBOR + 0.130%)	1.077%	2/25/37	134,719	130,020	(b)
RAMP Trust, 2004-RS4 MII2 (1 mo. USD LIBOR + 2.025%)	2.972%	4/25/34	961,062	636,379	(b)
RAMP Trust, 2004-SL3 A3	7.500%	12/25/31	380,454	371,985
RAMP Trust, 2005-SL2 A5	8.000%	10/25/31	387,449	273,105
RBSGC Mortgage Loan Trust, 2007-A 3A1 (1 mo. USD LIBOR + 0.350%)	1.297%	1/25/37	2,847,352	542,703	(b)
Redwood Funding Trust, 2019-1 PT	4.213%	9/27/24	2,963,409	2,723,290	(c)
Renaissance Home Equity Loan Trust, 2006-1 AF5	6.166%	5/25/36	539,817	353,424

See Notes to Schedule of Investments.

8	Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
Renaissance Home Equity Loan Trust, 2007-2 AF2	5.675%	6/25/37	$445,054	$126,421
Renaissance Home Equity Loan Trust, 2007-3 AF3	7.238%	9/25/37	1,711,723	881,256
Residential Asset Securitization Trust, 2005-A7 A2, IO (-1.000 x 1 mo. USD LIBOR + 7.250%)	6.303%	6/25/35	1,710,134	546,874	(b)
Residential Asset Securitization Trust, 2005-A13 1A3 (1 mo. USD LIBOR + 0.470%)	1.417%	10/25/35	110,486	76,102	(b)
Residential Asset Securitization Trust, 2006-A1 1A6 (1 mo. USD LIBOR + 0.500%)	1.447%	4/25/36	1,531,808	506,385	(b)
Residential Asset Securitization Trust, 2006-A1 1A7, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	4.553%	4/25/36	3,174,731	758,872	(b)
Residential Asset Securitization Trust, 2007-A2 1A1	6.000%	4/25/37	249,325	196,038
RFMSI Trust, 2006-S8 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.400%)	4.453%	9/25/36	4,179,999	614,561	(b)
RFMSI Trust, 2006-SA2 4A1	5.357%	8/25/36	139,466	113,934	(b)
RFMSI Trust, 2007-S6 1A6 (1 mo. USD LIBOR + 0.500%)	1.447%	6/25/37	1,689,207	1,221,487	(b)
RFMSI Trust, 2007-S6 1A13, IO (-1.000 x 1 mo. USD LIBOR + 5.500%)	4.553%	6/25/37	1,689,207	262,793	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2004-18 1A2	3.828%	12/25/34	278,399	245,862	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 1A1	3.638%	3/25/35	131,351	108,686	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-4 5A	4.216%	3/25/35	64,485	54,749	(b)
Structured Adjustable Rate Mortgage Loan Trust, 2005-7 1A3	3.826%	4/25/35	60,086	51,845	(b)
Structured Asset Investment Loan Trust, 2004-8 M9 (1 mo. USD LIBOR + 3.750%)	4.697%	9/25/34	297,405	243,166	(b)
Structured Asset Mortgage Investments II Trust, 2006-AR5 4A1 (1 mo. USD LIBOR + 0.220%)	1.167%	5/25/46	591,274	286,903	(b)
Wachovia Mortgage Loan Trust LLC, 2005-B 2A2	4.284%	10/20/35	19,041	17,080	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR2 B1 (1 mo. USD LIBOR + 0.530%)	1.477%	1/25/45	1,648,990	931,453	(b)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	9

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
RESIDENTIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR13 A1C3 (1 mo. USD LIBOR + 0.490%)	1.437%	10/25/45	$193,106	$169,992	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2005-AR15 A1C4 (1 mo. USD LIBOR + 0.400%)	1.347%	11/25/45	848,122	509,550	(b)
WaMu Mortgage Pass-Through Certificates Trust, 2006-AR16 2A2	3.333%	12/25/36	195,451	163,813	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-8 1A6 (-3.667 x 1 mo. USD LIBOR + 23.283%)	19.812%	10/25/35	196,047	273,329	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-9 5A4 (-7.333 x 1 mo. USD LIBOR + 35.933%)	28.991%	11/25/35	64,602	138,400	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2005-10 2A3 (1 mo. USD LIBOR + 0.900%)	1.847%	11/25/35	122,997	93,670	(b)
Washington Mutual Mortgage Pass-Through Certificates Trust, 2006-AR10 A1 (1 mo. USD LIBOR + 0.100%)	1.047%	12/25/36	393,384	237,554	(b)
Wells Fargo Alternative Loan Trust, 2007-PA1 A12, IO (-1.000 x 1 mo. USD LIBOR + 5.460%)	4.513%	3/25/37	2,535,987	300,875	(b)

TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost - $154,653,067)				139,622,554

COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - 30.1%
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. USD LIBOR + 2.900%)	3.605%	4/15/34	2,000,000	1,729,986	(b)(c)(d)
Citigroup Commercial Mortgage Trust, 2015-SHP2 F (1 mo. USD LIBOR + 5.200%)	5.905%	7/15/27	237,106	223,982	(b)(c)
Credit Suisse Commercial Mortgage Trust, 2006-C5 AJ	5.373%	12/15/39	923,652	428,667
CSMC Trust, 2014-USA F	4.373%	9/15/37	1,620,000	1,192,979	(c)
CSMC Trust, 2015-LHMZ MZ	8.928%	7/20/20	2,873,103	2,858,993	(c)
CSMC Trust, 2017-CHOP H (1 mo. USD LIBOR + 7.350%)	8.055%	7/15/32	3,300,000	2,849,290	(b)(c)(d)
CSMC Trust, 2019-RIO B	8.740%	12/15/21	3,000,000	2,847,979	(c)
CSMC Trust, 2017-CHOP F (1 mo. USD LIBOR + 4.350%)	5.055%	7/15/32	1,620,000	1,388,315	(b)(c)
DBUBS Mortgage Trust, 2011-LC3A G	3.750%	8/10/44	2,600,000	1,564,659	(c)(d)

See Notes to Schedule of Investments.

10	Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
FRESB Mortgage Trust, 2018-SB48 B (3.674% to 9/25/26 then 6 mo. LIBOR + 7.500%)	3.674%	2/25/38	$3,853,232	$2,888,000	(b)(c)(d)
GMAC Commercial Mortgage Securities Inc., 2006-C1 AJ	5.349%	11/10/45	104,360	88,159	(b)
GS Mortgage Securities Trust, 2006-GG8 AJ	5.622%	11/10/39	81,011	61,942
GS Mortgage Securities Trust, 2007-GG10 AJ	5.825%	8/10/45	2,360,394	1,037,889	(b)
GS Mortgage Securities Trust, 2019-SMP G (1 mo. USD LIBOR + 4.250%)	4.955%	8/15/32	1,500,000	691,943	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2006-LDP7 AJ	6.034%	4/17/45	296,675	154,761	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-CB19 AJ	5.683%	2/12/49	1,321,205	503,009	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2007-LD12 AJ	6.467%	2/15/51	80,846	76,763	(b)
JPMorgan Chase Commercial Mortgage Securities Trust, 2018-PHMZ M (1 mo. USD LIBOR + 8.208%)	8.912%	6/15/35	3,000,000	2,334,822	(b)(c)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT C (1 mo. USD LIBOR + 3.800%)	4.505%	7/15/34	1,814,912	1,607,994	(b)(c)(d)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT D (1 mo. USD LIBOR + 6.550%)	7.255%	7/15/34	907,456	701,992	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2019-BOLT XCP, IO	2.052%	7/15/34	13,611,838	355,032	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST G (1 mo. USD LIBOR + 4.250%)	4.955%	12/15/36	1,520,000	1,176,538	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-MKST H (1 mo. USD LIBOR + 6.750%)	7.455%	12/15/36	1,520,000	1,197,633	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN GFL (1 mo. USD LIBOR + 3.000%)	3.705%	1/16/37	760,000	616,900	(b)(c)
JPMorgan Chase Commercial Mortgage Securities Trust, 2020-NNN HFL (1 mo. USD LIBOR + 4.000%)	4.705%	1/16/37	760,000	617,948	(b)(c)

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	11

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT	VALUE
COMMERCIAL MORTGAGE-BACKED SECURITIES(a) - (continued)
ML-CFC Commercial Mortgage Trust, 2007-5 AJ	5.450%	8/12/48	$76,579	$45,423	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJ	5.852%	9/12/49	221,532	85,423	(b)
ML-CFC Commercial Mortgage Trust, 2007-9 AJA	5.852%	9/12/49	51,618	19,899	(b)
Morgan Stanley Capital I Trust, 2007-IQ13 AJ	5.438%	3/15/44	6,193	6,082
Morgan Stanley Capital I Trust, 2007-IQ16 AJ	6.149%	12/12/49	167,707	102,469	(b)
Motel 6 Trust, 2017-MTL6 F (1 mo. USD LIBOR + 4.250%)	4.955%	8/15/34	1,203,672	640,549	(b)(c)
Natixis Commercial Mortgage Securities Trust, 2019-FAME D	4.398%	8/15/34	1,900,000	1,605,943	(b)(c)(d)
Natixis Commercial Mortgage Securities Trust, 2019-FAME E	4.398%	8/15/34	950,000	745,082	(b)(c)(d)
Natixis Commercial Mortgage Securities Trust, 2019-TRUE A (1 mo. USD LIBOR + 2.011%)	2.622%	4/18/24	1,280,000	1,230,477	(b)(c)(d)
Starwood Retail Property Trust, 2014-STAR D (1 mo. USD LIBOR + 3.500%)	4.205%	11/15/27	1,000,000	743,500	(b)(c)
Starwood Retail Property Trust, 2014-STAR E (1 mo. USD LIBOR + 4.400%)	5.105%	11/15/27	1,600,000	717,392	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL E (1 mo. USD LIBOR + 3.180%)	4.185%	11/11/34	405,040	342,614	(b)(c)
Tharaldson Hotel Portfolio Trust, 2018-THL G (1 mo. USD LIBOR + 6.350%)	7.355%	11/11/34	2,430,241	2,044,071	(b)(c)(d)
Tharaldson Hotel Portfolio Trust, 2018-THL H (1 mo. USD LIBOR + 9.800%)	10.805%	11/11/34	1,620,161	1,379,405	(b)(c)(d)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 G	4.888%	5/10/63	3,130,000	305,629	(b)(c)
UBS-Barclays Commercial Mortgage Trust, 2012-C2 H	4.888%	5/10/63	3,149,979	253,888	(b)(c)

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost - $51,742,508)				39,464,021

			FACE AMOUNT/ UNITS
ASSET-BACKED SECURITIES - 7.9%
AccessLex Institute, 2004-A B1 (28 day Auction Rate Security)	0.000%	7/1/39	1,400,000	1,112,425	(b)(d)

See Notes to Schedule of Investments.

12	Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY‡	RATE	MATURITY DATE	FACE AMOUNT/ UNITS	VALUE
ASSET-BACKED SECURITIES - (continued)
Applebee’s Funding LLC/IHOP Funding LLC, 2019-1A A2II	4.723%	6/7/49	$2,000,000	$1,729,840	(c)(d)
BankAmerica Manufactured Housing Contract Trust, 1996-1 B1	7.875%	10/10/26	7,866,000	1,498,224	(d)
BCMSC Trust, 1998-B A	6.530%	10/15/28	457,788	456,392	(b)
BCMSC Trust, 1999-A A3	5.980%	3/15/29	183,571	179,738	(b)
Cascade MH Asset Trust, 2019-MH1 M	5.985%	11/25/44	1,150,000	1,134,829	(b)(c)(d)
Firstfed Corp. Manufactured Housing Contract, 1997-2 B	8.110%	5/15/24	176,269	68,850	(c)
RBS Acceptance Inc., 1995-BA1 B2	9.000%	8/10/20	2,191,561	76,197
SMB Private Education Loan Trust, 2014-A R	0.000%	9/15/45	6,875	1,148,224	(c)
SoFi Professional Loan Program LLC, 2017-F R1	0.000%	1/25/41	34,000	1,415,919	(c)(d)
TES LLC, 2017-1A B	7.740%	10/20/47	1,500,000	1,281,444	(c)(d)
VOYA CLO, 2017-2A D (3 mo. USD LIBOR + 6.020%)	7.851%	6/7/30	400,000	284,765	(b)(c)

TOTAL ASSET-BACKED SECURITIES (Cost - $14,312,093)				10,386,847

			FACE AMOUNT
CORPORATE BONDS & NOTES - 0.4%
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
CVS Pass-Through Trust (Cost - $487,567)	9.350%	1/10/23	479,444	529,798	(c)

TOTAL CORPORATE BONDS & NOTES (Cost - 487,567)				529,798

	COUNTERPARTY	EXPIRATION DATE	CONTRACTS	NOTIONAL AMOUNT
PURCHASED OPTIONS - 0.0%
OTC Purchased Options - 0.0%
Interest rate swaption, Put @ 188.00bps (Cost - $58,228)	Morgan Stanley & Co. Inc.	7/30/20	2,300,000	2,300,000	8,587

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $221,253,463)					190,011,807

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	13

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

SECURITY‡	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 15.6%
Dreyfus Government Cash Management, Institutional Shares (Cost - $20,451,301)	0.272%	20,451,301	$20,451,301

TOTAL INVESTMENTS - 160.5% (Cost - $241,704,764)			210,463,108
Liabilities in Excess of Other Assets - (60.5)%			(79,298,817)

TOTAL NET ASSETS - 100.0%			$131,164,291

‡	Securities held by the Fund are subject to a lien, granted to the lender, to the extent of the borrowing outstanding and any additional expenses.

(a)

Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(d)	All or a portion of this security is held by the counterparty as collateral for open reverse repurchase agreements.

Abbreviations used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)
CAS	— Connecticut Avenue Securities
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury
IO	— Interest Only
LIBOR	— London Interbank Offered Rate
PAC	— Planned Amortization Class
PO	— Principal Only
REMIC	— Real Estate Mortgage Investment Conduit
Re-REMIC	— Resecuritization of Real Estate Mortgage Investment Conduit
USD	— United States Dollar

See Notes to Schedule of Investments.

14	Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

At March 31, 2020, the Fund had the following open reverse repurchase agreements:

Counterparty	Rate	Effective Date	Maturity Date	Face Amount of Reverse Repurchase Agreements	Asset Class of Collateral*	Collateral Value
					Residential Mortgage-Backed Securities	$23,093,352
Credit Suisse	4.441%	3/30/2020	4/29/2020	$18,012,000	Commerical Mortgage-Backed Securities	19,979,729
					Asset-Backed Securities	13,437,783
Credit Suisse	4.612%	3/18/2020	4/17/2020	3,118,000	Residential Mortgage-Backed Securities	4,103,803

				$21,130,000		$60,614,667

*	Refer to the Schedule of Investments for positions held at the counterparty as collateral for reverse repurchase agreements.

Schedule of Written Options

OTC Written Options
Security	Counterparty	Expiration Date	Strike Price		Contracts	Notional Amount	Value
Interest rate swaption, Put (Premiums received - $58,391)	Morgan Stanley & Co. Inc.	7/30/20	155.00	bps	12,700,000	$12,700,000	$(513)

Abbreviation used in this schedule:

bps	— basis point spread (100 basis points = 1.00%)

At March 31, 2020, the Fund had the following open forward foreign currency contract:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Depreciation
EUR	55,341	USD	61,784	BNP Paribas SA	4/17/20	$(709)
USD	59,879	EUR	55,341	BNP Paribas SA	4/17/20	(1,196)

Total						$(1,905)

Abbreviations used in this table:

EUR	— Euro
USD	— United States Dollar

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	15

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

At March 31, 2020, the Fund had the following open swap contracts:

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION[1]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS RECEIVED BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED DEPRECIATION
Barclays Bank PLC (Markit CMBX.NA.BBB-.6 Index)	$100,000	5/11/63	3.000% Monthly	$(22,126)	$(9,729)	$(12,397)
Barclays Bank PLC (Markit CMBX.NA.BBB-.6 Index)	400,000	5/11/63	3.000% Monthly	(88,503)	(38,682)	(49,821)
Barclays Bank PLC (Markit CMBX.NA.BBB-.6 Index)	700,000	5/11/63	3.000% Monthly	(154,880)	(67,694)	(87,186)
Barclays Bank PLC (Markit CMBX.NA.BBB-.6 Index)	1,000,000	5/11/63	3.000% Monthly	(221,257)	(96,381)	(124,876)
Barclays Bank PLC (Markit CMBX.NA.BBB-.8 Index)	100,000	10/17/57	3.000% Monthly	(23,958)	(4,734)	(19,224)
Barclays Bank PLC (Markit CMBX.NA.BBB-.8 Index)	700,000	10/17/57	3.000% Monthly	(167,709)	(31,253)	(136,456)
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.12 Index)	2,000,000	8/17/61	3.000% Monthly	(442,513)	(195,941)	(246,572)
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.8 Index)	2,300,000	10/17/57	3.000% Monthly	(551,044)	(103,644)	(447,400)

Total	$7,300,000			$(1,671,990)	$(548,058)	$(1,123,932)

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4]
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	UNREALIZED APPRECIATION
Barclays Bank PLC (Markit CMBX.NA.BBB-.11 Index)	$100,000	11/18/54	3.000% Monthly	$31,902	$4,728	$27,174
Credit Suisse (Markit CMBX.NA.BBB-.11 Index)	1,100,000	11/18/54	3.000% Monthly	350,924	49,236	301,688

See Notes to Schedule of Investments.

16	Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report

WESTERN ASSET MORTGAGE OPPORTUNITY FUND INC.

Schedule of investments (unaudited) (cont’d)	March 31, 2020

OTC CREDIT DEFAULT SWAPS ON CREDIT INDICES - BUY PROTECTION[4] (cont’d)
SWAP COUNTERPARTY (REFERENCE ENTITY)	NOTIONAL AMOUNT[2]	TERMINATION DATE	PERIODIC PAYMENTS MADE BY THE FUND†	MARKET VALUE[3]	UPFRONT PREMIUMS PAID (RECEIVED)	APPRECIATION UNREALIZED
Goldman Sachs & Co. (Markit CMBX.NA.BBB-.11 Index)	$120,000	11/18/54	3.000% Monthly	$38,283	$1,172	$37,111
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.12 Index)	1,500,000	8/17/61	3.000% Monthly	520,595	126,461	394,134
Morgan Stanley & Co. Inc. (Markit CMBX.NA.BBB-.12 Index)	1,630,000	8/17/61	3.000% Monthly	565,713	89,745	475,968

Total	$4,450,000			$1,507,417	$271,342	$1,236,075

1

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

2

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

3

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection) when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

4

If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or the underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or the underlying securities comprising the referenced index.

†	Percentage shown is an annual percentage rate.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Mortgage Opportunity Fund Inc. 2020 Quarterly Report	17

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Mortgage Opportunity Fund Inc. (the “Fund”) was incorporated in Maryland on December 11, 2009 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s primary investment objective is to provide current income. As a secondary investment objective, the Fund will seek capital appreciation. The Fund seeks to achieve its investment objectives by investing primarily in a diverse portfolio of mortgage-backed securities (“MBS) and mortgage whole loans. Investments in MBS consist primarily of non-agency residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”). On October 31, 2019, the Board of Directors of the Fund approved amendments to the Fund’s bylaws. The amended and restated bylaws were subsequently filed on Form 8-K and are available on the Securities and Exchange Commission’s website at www.sec.gov.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

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Notes to Schedule of Investments (unaudited) (continued)

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

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Notes to Schedule of Investments (unaudited) (continued)

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
Residential Mortgage-Backed Securities	—	$139,622,554	—	$139,622,554
Commercial Mortgage-Backed Securities	—	39,464,021	—	39,464,021
Asset-Backed Securities	—	10,386,847	—	10,386,847
Corporate Bonds & Notes	—	529,798	—	529,798
Purchased Options	—	8,587	—	8,587

Total Long-Term Investments	—	190,011,807	—	190,011,807

Short-Term Investments†	$20,451,301	—	—	20,451,301

Total Investments	$20,451,301	$190,011,807	—	$210,463,108

Other Financial Instruments:
OTC Credit Default Swaps on Credit Indices - Buy Protection‡	—	$1,507,417	—	$1,507,417

Total	$20,451,301	$191,519,224	—	$211,970,525

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Notes to Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (Level 3)	TOTAL
Other Financial Instruments:
Written Options	—	$513	—	$513
Forward Foreign Currency Contracts	—	1,905	—	1,905
OTC Credit Default Swaps on Credit Indices - Sell Protection‡	—	1,671,990	—	1,671,990

Total	—	$1,674,408	—	$1,674,408

†	See Schedule of Investments for additional detailed categorizations.

‡	Value includes any premium paid or received with respect to swap contracts.

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